Fair Value of Financial Instruments and Trading-Related Revenue (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet
Set out in the following table are the fair values of financial instruments not carried at fair value in our Consolidated Balance Sheet.

(Canadian $ in millions)		2023		2022
	Carrying value	Fair value (6)	Carrying value	Fair value (6)
Securities (1)

Amortized cost	116,814	104,171	106,590	94,832

Loans (1)(2)
Residential mortgages	175,350	167,863	148,569	142,526
Consumer instalment and other personal	103,265	101,021	85,612	83,948
Credit cards	11,893	11,893	9,387	9,387
Business and government	358,527	356,842	302,079	300,173
	649,035	637,619	545,647	536,034

Deposits (3)	873,831	870,573	742,419	739,339
Securitization and structured entities’ liabilities (4)	24,631	23,739	25,816	24,989
Other liabilities (5)	4,160	3,287	4,088	3,181
Subordinated debt	8,228	7,849	8,150	7,743

(1)	Carrying value is net of ACL.
(2)
Excludes $1,676 million of residential mortgages classified as FVTPL, $5,720 million of business and government loans classified as FVTPL and $58 million of business and government loans classified as FVOCI ($176 million, $5,496 million and $60 million
,
respectively, as at October 31, 2022).

(3)
Excludes $35,300 million of structured note liabilities ($26,305 million as at October 31, 2022), $341 million of structured deposits ($536 million as at October 31, 2022) and $204 million of metals deposits ($218 million as at October 31, 2022) measured at fair value.

(4)	Excludes $2,463 million of securitization and structured entities’ liabilities classified as FVTPL ($1,252 million as at October 31, 2022).
(5)	Other liabilities include certain other liabilities of subsidiaries.
(6)
If financial instruments not carried at fair value were categorized based on the fair value hierarchy, all of these financial instruments would be categorized as Level 2, except for amortized cost securities, which would have $21,229 million categorized as Level 1 ($39,622 million as at October 31, 2022
)
and $82,942 million categorized as Level 2 ($55,210 million as at October 31, 2022).

Summary of Assets and Liabilities categorized by the Fair Value Hierarchy
The extent of our use of actively quoted market prices (Level 1), internal models using observable market information as inputs (Level 2) and models without observable market information as inputs (Level 3) in the valuation of securities, residential mortgages, business and government loans classified as FVTPL and FVOCI, other assets, fair value liabilities, derivative assets and derivative liabilities is presented in the following table:

(Canadian $ in millions)	2023				2022
	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	6,728	3,898	–	10,626	6,981	3,955	–	10,936
Canadian provincial and municipal governments	3,560	3,470	–	7,030	1,120	4,990	–	6,110
U.S. federal government	8,645	11,687	–	20,332	7,326	9,373	–	16,699
U.S. states, municipalities and agencies	–	279	–	279	56	83	–	139
Other governments	408	2,167	–	2,575	1,085	2,885	–	3,970
NHA MBS, and U.S. agency MBS and CMO	–	22,973	896	23,869	–	13,327	985	14,312
Corporate debt	2,551	9,071	112	11,734	1,445	8,144	3	9,592
Trading loans	3	447	–	450	–	346	–	346
Corporate equity	47,422	202	37	47,661	46,073	–	–	46,073
	69,317	54,194	1,045	124,556	64,086	43,103	988	108,177
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	211	5	–	216	319	174	–	493
Canadian provincial and municipal governments	445	722	–	1,167	36	1,044	–	1,080
U.S. federal government	5	2,083	–	2,088	–	4	–	4
Other governments	–	48	–	48	–	87	–	87
NHA MBS, and U.S. agency MBS and CMO	–	19	–	19	–	8	–	8
Corporate debt	25	7,308	27	7,360	62	6,409	8	6,479
Corporate equity	809	805	4,208	5,822	1,440	6	4,044	5,490
	1,495	10,990	4,235	16,720	1,857	7,732	4,052	13,641
FVOCI Securities
Issued or guaranteed by:
Canadian federal government	13,297	6,850	–	20,147	3,544	8,757	–	12,301
Canadian provincial and municipal governments	610	4,445	–	5,055	972	3,599	–	4,571
U.S. federal government	727	5,153	–	5,880	1,443	1,667	–	3,110
U.S. states, municipalities and agencies	–	5,301	–	5,301	–	3,713	1	3,714
Other governments	480	6,489	–	6,969	1,795	4,616	–	6,411
NHA MBS, and U.S. agency MBS and CMO	–	15,765	–	15,765	–	9,268	–	9,268
Corporate debt	406	3,145	–	3,551	355	3,678	–	4,033
Corporate equity	–	–	160	160	–	–	153	153
	15,520	47,148	160	62,828	8,109	35,298	154	43,561
Loans
Residential mortgages	–	1,676	–	1,676	–	176	–	176
Business and government loans	–	5,592	186	5,778	–	5,536	20	5,556
	–	7,268	186	7,454	–	5,712	20	5,732
Other Assets (1)	6,020	33	397	6,450	4,148	60	49	4,257
Fair Value Liabilities
Securities sold but not yet purchased	20,989	22,792	–	43,781	18,465	22,514	–	40,979
Structured note liabilities (2)	–	35,300	–	35,300	–	26,305	–	26,305
Structured deposits (3)	–	341	–	341	–	536	–	536
Other liabilities (4)	1,479	3,250	5	4,734	1,179	2,298	2	3,479
	22,468	61,683	5	84,156	19,644	51,653	2	71,299
Derivative Assets
Interest rate contracts	21	13,329	–	13,350	80	12,682	–	12,762
Foreign exchange contracts	28	19,861	–	19,889	21	22,475	26	22,522
Commodity contracts	668	1,349	5	2,022	1,514	4,810	–	6,324
Equity contracts	58	4,632	–	4,690	939	5,552	–	6,491
Credit default swaps	–	25	–	25	–	61	–	61
	775	39,196	5	39,976	2,554	45,580	26	48,160
Derivative Liabilities
Interest rate contracts	52	17,749	–	17,801	58	16,540	–	16,598
Foreign exchange contracts	1	19,204	–	19,205	2	25,108	–	25,110
Commodity contracts	589	1,067	1	1,657	1,523	2,066	–	3,589
Equity contracts	160	11,335	8	11,503	1,203	13,381	–	14,584
Credit default swaps	–	25	2	27	–	73	2	75
	802	49,380	11	50,193	2,786	57,168	2	59,956

(1)	Other assets include precious metals, segregated fund assets in our insurance business, carbon credits, certain receivables and other items measured at fair value.
(2)	This represents the structured note liabilities included in deposits that have been designated at FVTPL.
(3)	This represents certain embedded options related to structured deposits carried at amortized cost.
(4)
Other liabilities include investment contract liabilities and segregated fund liabilities in our insurance business, certain payables and metals deposits that have been designated at FVTPL, as well as certain securitization and structured entities’
liabilities
measured
at FVTPL.

Significant Unobservable Inputs in Level 3 Instrument Valuations

Quantitative Information about Level 3 Fair Value Measurements
The table below presents the fair values of our significant Level 3 financial instruments, the valuation techniques used to determine their fair values and the value ranges of significant unobservable inputs used in the valuations. We have not applied any other reasonably possible alternative assumptions to the significant Level 3 categories of private equity investments, as the net asset values are provided by the investment or fund managers.

(Canadian $ in millions except as noted)							2023
	Reporting line in fair value hierarchy table	Fair value of assets	Valuation techniques	Significant unobservable inputs		Range of input values (1)
						Low	High
Private equity	Corporate equity	4,208	Net asset value	Net asset value		na	na
			EV/EBITDA	Multiple		3x	23x
NHA MBS, U.S. agency MBS and CMO	NHA MBS, U.S. agency MBS and CMO	896	Discounted cash flows	Prepayment rate		2%	65%
			Market comparable	Comparability adjustment	(2)	0.31	0.92

							2022
Private equity	Corporate equity	4,044	Net asset value	Net asset value		na	na
			EV/EBITDA	Multiple		5x	19x
NHA MBS, U.S. agency MBS and CMO	NHA MBS, U.S. agency MBS and CMO	985	Discounted cash flows	Prepayment rate		3%	47%
			Market comparable	Comparability adjustment	(2)	0.32	0.88

(1)
The low and high input values represent the lowest and highest actual level of inputs used to value a group of financial instruments in a particular product category. These value ranges do not reflect the level of input uncertainty but are affected by the specific underlying instruments within each product category. The value ranges will therefore vary from period to period based on the characteristics of the underlying instruments held at each balance sheet date.

(2)	Range of input values represents price per security adjustment (Canadian $).
Certain comparative figures have been reclassified to conform with the current year’s presentation.
na – not applicable

Summary of Transfers Between Level 1 and Level 2
The following table presents significant transfers between Level 1 and Level 2 for the years ended October 31, 2023 and 2022.

(Canadian $ in millions)		2023		2022
	Level 1 to Level 2	Level 2 to Level 1	Level 1 to Level 2	Level 2 to Level 1
Trading securities	10,926	19,119	10,983	13,062
FVTPL securities	1,301	993	607	522
FVOCI securities	7,078	9,295	16,452	11,895
Securities sold but not yet purchased	9,211	15,704	9,499	14,623

Summary of Changes in Level 3 Instruments Carried At Fair Value
The tables below present a reconciliation of all changes in Level 3 financial instruments for the years ended October 31, 2023 and 2022, including realized and unrealized gains (losses) included in earnings and other comprehensive income, as well as transfers into and out of Level 3. Transfers from Level 2 to Level 3 were due to an increase in unobservable market inputs used in pricing the securities. Transfers from Level 3 to Level 2 were due to an increase in observable market inputs used in pricing the securities.

		Change in fair value			Movements		Transfers
For the year ended October 31, 2023 (Canadian $ in millions)	Balance October 31, 2022	Included in earnings	Included in other comprehensive income (1)	Purchases/ Issuances (3)	Sales	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair value as at October 31, 2023	Change in unrealized gains (losses) recorded in income for instruments still held (2)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	985	(137)	8	682	(473)	–	378	(547)	896	(103)
Corporate debt	3	–	1	39	(7)	–	85	(9)	112	–
Corporate equity	–	–	–	–	–	–	37	–	37	–
Total trading securities	988	(137)	9	721	(480)	–	500	(556)	1,045	(103)
FVTPL Securities
Corporate debt	8	–	–	19	–	–	–	–	27	1
Corporate equity	4,044	(233)	45	2,784	(349)	(1)	15	(2,097)	4,208	(39)
Total FVTPL securities	4,052	(233)	45	2,803	(349)	(1)	15	(2,097)	4,235	(38)
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	–	–	–	–	(1)	–	–	–	na
Corporate equity	153	–	1	7	(1)	–	–	–	160	na
Total FVOCI securities	154	–	1	7	(1)	(1)	–	–	160	na
Business and Government Loans	20	–	4	259	–	(97)	–	–	186	–
Other Assets	49	1	–	358	–	(11)	–	–	397	2
Derivative Assets
Foreign exchange contracts	26	(17)	–	–	–	(9)	–	–	–	9
Commodity contracts	–	(8)	–	13	–	–	–	–	5	(8)
Equity contracts	–	2	–	–	–	–	1	(3)	–	2
Total derivative assets	26	(23)	–	13	–	(9)	1	(3)	5	3
Other Liabilities	2	(1)	–	11	(4)	–	–	(3)	5	(1)
Derivative Liabilities
Foreign exchange contracts	–	12	–	–	–	(12)	–	–	–	(38)
Commodity contracts	–	1	–	–	–	–	–	–	1	1
Equity contracts	–	–	–	–	–	–	8	–	8	–
Credit default swaps	2	–	–	–	–	–	–	–	2	–
Total derivative liabilities	2	13	–	–	–	(12)	8	–	11	(37)

		Change in fair value			Movements		Transfers
For the year ended October 31, 2022 (Canadian $ in millions)	Balance October 31, 2021	Included in earnings	Included in other comprehensive income (1)	Purchases/ Issuances	Sales	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair value as at October 31, 2022	Change in unrealized gains (losses) recorded in income for instruments still held (2)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	675	(237)	76	1,045	(657)	–	444	(361)	985	(45)
Corporate debt	7	(2)	(1)	11	(5)	–	2	(9)	3	(1)
Corporate equity	–	–	–	–	–	–	–	–	–	–
Total trading securities	682	(239)	75	1,056	(662)	–	446	(370)	988	(46)

FVTPL Securities
Corporate debt	–	–	–	8	–	–	–	–	8	–
Corporate equity	2,442	231	176	1,450	(321)	–	66	–	4,044	274
Total FVTPL securities	2,442	231	176	1,458	(321)	–	66	–	4,052	274
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	–	–	–	–	–	–	–	1	na
Corporate equity	132	–	1	15	(1)	–	6	–	153	na
Total FVOCI securities	133	–	1	15	(1)	–	6	–	154	na
Business and Government Loans	6	–	–	15	–	(1)	–	–	20	–
Other Assets	–	–	–	49	–	–	–	–	49	–
Derivative Assets
Foreign exchange contracts	–	–	–	26	–	–	–	–	26	–
Commodity contracts	–	–	–	–	–	–	–	–	–	–
Equity contracts	–	–	–	–	–	–	–	–	–	–
Total derivative assets	–	–	–	26	–	–	–	–	26	–
Other Liabilities	–	–	–	2	–	–	–	–	2	–
Derivative Liabilities
Foreign exchange contracts	–	–	–	–	–	–	–	–	–	–
Commodity contracts	–	–	–	–	–	–	–	–	–	–
Equity contracts	–	–	–	–	–	–	–	–	–	–
Credit default swaps	2	–	–	–	–	–	3	(3)	2	–
Total derivative liabilities	2	–	–	–	–	–	3	(3)	2	–

(1)	Foreign exchange translation on assets and liabilities held by foreign operations is included in other comprehensive income, net foreign operations.
(2)	Changes in unrealized gains (losses) on trading and FVTPL securities still held on October 31, 2023 and 2022 are included in earnings for the year.
(3)
FVTPL securities include $
969
million of Federal Home Loan Bank (FHLB) and Federal Reserve Bank equity and $
587

million of investments in LIHTC entities, acquired as a result of our acquisition of Bank of the West.

Unrealized gains (losses) recognized on
Level
3 financial instruments may be offset by (losses) gains on economic hedge contracts
.
na – not applicable

Summary Of Trading Revenue
Net interest income arises from interest and dividends related to trading assets and liabilities, and is reported net of interest expense associated with funding these assets and liabilities in the following table:

(Canadian $ in millions)	2023	2022
Interest rates	770	893
Foreign exchange	638	571
Equities	610	713
Commodities	192	189
Other (1)	(1,526)	7,556
Total trading-related revenue	684	9,922
Reported as:
Net interest income	900	1,672
Non-interest revenue – trading revenues (losses) (1)	(216)	8,250
Total trading-related revenue	684	9,922

(1)	Includes management of fair value changes on the purchase of Bank of the West. Refer to Note 10 for further information.